Prior Year Restatement and Opening Balance Adjustments - Group balance sheet (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current assets
Intangible assets	£ 14,393	£ 14,455	£ 14,455	£ 15,037
Property, plant and equipment	17,835	17,000	17,000	16,498
Trade and other receivables	445	431	317	360
Contract assets	249	198
Deferred tax assets	1,347	1,326	1,326	1,717
Other non-current assets		14,704	14,704
Non current assets	49,316	48,114	47,802	47,067
Current assets
Trade and other receivables	3,238	3,692	4,029	3,860
Contract assets	1,353	1,417
Cash and cash equivalents	1,664	521	521	526
Other current assets		4,009	4,009
Current assets	10,730	9,639	8,559	7,118
Current liabilities
Loans and other borrowings	3,140	2,298	2,298	2,791
Trade and other payables	5,827	5,781	7,190	7,476
Contract liabilities	1,225	1,406
Current tax liabilities	15	331	83	197
Other current liabilities		653	653
Current liabilities	10,679	10,469	10,224	11,123
Total assets less current liabilities	49,367	47,284	46,137	43,062
Non-current liabilities
Loans and other borrowings	15,837	13,038	13,038	11,105
Contract liabilities	200	87
Retirement benefit obligations	7,182	6,847	6,847	9,088
Other non-current liabilities		3,905	3,905
Non current liabilities	27,579	23,877	23,790	24,136
Equity
Ordinary shares	2,172	2,172	2,172	2,172
All other reserves		9,241	9,241
Retained earnings	10,191	11,994	10,934	7,163
Total shareholders equity	21,788	23,407	22,347	18,926	£ 21,325
Total equity and Liabilities	£ 49,367	£ 47,284	46,137	£ 43,062
IFRS 9 and IFRS 15 Adjustment [Member]
Non-current assets
Trade and other receivables			114
Contract assets			198
Non current assets			312
Current assets
Trade and other receivables			(337)
Contract assets			1,417
Current assets			1,080
Current liabilities
Trade and other payables			(1,409)
Contract liabilities			1,406
Current tax liabilities			248
Current liabilities			245
Total assets less current liabilities			1,147
Non-current liabilities
Contract liabilities			87
Non current liabilities			87
Equity
Retained earnings			1,060
Total shareholders equity			1,060
Total equity and Liabilities			1,147
Previously reported [Member]
Non-current assets
Intangible assets			14,455
Property, plant and equipment			17,000
Trade and other receivables			317
Deferred tax assets			1,243
Other non-current assets			14,704
Non current assets			47,719
Current assets
Trade and other receivables			4,029
Cash and cash equivalents			521
Other current assets			4,009
Current assets			8,559
Current liabilities
Loans and other borrowings			2,298
Trade and other payables			7,190
Current tax liabilities			83
Other current liabilities			653
Current liabilities			10,224
Total assets less current liabilities			46,054
Non-current liabilities
Loans and other borrowings			13,038
Retirement benefit obligations			6,371
Other non-current liabilities			3,905
Non current liabilities			23,314
Equity
Ordinary shares			2,172
All other reserves			9,241
Retained earnings			11,327
Total shareholders equity			22,740
Total equity and Liabilities			46,054
Pension restatement [Member]
Non-current assets
Deferred tax assets			83
Non current assets			83
Current liabilities
Total assets less current liabilities			83
Non-current liabilities
Retirement benefit obligations			476
Non current liabilities			476
Equity
Retained earnings			(393)
Total shareholders equity			(393)
Total equity and Liabilities			£ 83